Consolidated Statements of Income and Comprehensive Income Share data in Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Loans:
Korea Deposit Insurance Corporation			852,000,000	1,593,000,000
Directors	4,000	5,000,000	1,000,000	1,000,000
Employees	10,410,000	11,769,000,000	11,439,000,000	12,984,000,000
Unrelated parties	9,341,778,000	10,561,814,000,000	10,751,970,000,000	12,513,547,000,000
Deposits in other banks	197,729,000	223,552,000,000	194,673,000,000	267,028,000,000
Trading assets:
Korea Deposit Insurance Corporation	881,000	996,000,000	893,000,000	747,000,000
Unrelated parties	326,601,000	369,255,000,000	408,032,000,000	523,578,000,000
Investment securities:
Korea Deposit Insurance Corporation	19,719,000	22,294,000,000	23,037,000,000	22,437,000,000
Unrelated parties	1,396,067,000	1,578,394,000,000	1,750,410,000,000	2,079,699,000,000
Call loans and securities purchased under resale agreements	133,404,000	150,826,000,000	131,248,000,000	131,251,000,000
Total interest and dividend income	11,426,593,000	12,918,905,000,000	13,272,555,000,000	15,552,865,000,000
Interest expense
Deposits	4,485,068,000	5,070,818,000,000	5,480,844,000,000	6,916,737,000,000
Call money	43,488,000	49,168,000,000	86,941,000,000	137,301,000,000
Other borrowed funds:
Trust	57,990,000	65,563,000,000	103,712,000,000	252,124,000,000
Unrelated parties	84,838,000	95,918,000,000	366,739,000,000	474,539,000,000
Secured borrowings	127,635,000	144,304,000,000	142,980,000,000	191,736,000,000
Long-term debt	1,976,373,000	2,234,487,000,000	2,404,297,000,000	2,429,946,000,000
Total interest expense	6,775,392,000	7,660,258,000,000	8,585,513,000,000	10,402,383,000,000
Net interest income	4,651,201,000	5,258,647,000,000	4,687,042,000,000	5,150,482,000,000
Provisions
Provision for loan and lease losses	2,722,050,000	3,077,550,000,000	2,408,037,000,000	1,608,284,000,000
Provision for credit-related commitments	149,759,000	169,318,000,000	43,939,000,000	157,421,000,000
Other provision	150,873,000	170,577,000,000	102,728,000,000	70,815,000,000
Total provisions	3,022,682,000	3,417,445,000,000	2,554,704,000,000	1,836,520,000,000
Net interest income after provisions for loan and lease losses, credit-related commitments and other	1,628,519,000	1,841,202,000,000	2,132,338,000,000	3,313,962,000,000
Non-interest income
Trust fees, net	29,631,000	33,501,000,000	22,397,000,000	33,835,000,000
Fees and commission income	1,699,908,000	1,921,916,000,000	1,888,230,000,000	1,992,686,000,000
Trading revenue, net:
Korea Deposit Insurance Corporation	596,000	674,000,000	(283,000,000)	1,153,000,000
Unrelated parties	539,139,000	609,550,000,000	277,597,000,000	(449,491,000,000)
Other-than-temporary impairment losses on Debt securities:
Total other-than-temporary impairment losses	(114,119,000)	(129,023,000,000)	(186,035,000,000)	(508,490,000,000)
Less : Unrealized other-than-temporary impairment losses recognized in OCI
Net impairment losses recognized in earnings	(114,119,000)	(129,023,000,000)	(186,035,000,000)	(508,490,000,000)
Investment securities gain (loss), net:
Korea Deposit Insurance Corporation	182,000	206,000,000	63,000,000	196,000,000
Unrelated parties	963,815,000	1,089,688,000,000	1,022,242,000,000	(2,052,000,000)
Other non-interest income	356,410,000	402,957,000,000	427,620,000,000	239,520,000,000
Total non-interest income	3,475,562,000	3,929,469,000,000	3,451,831,000,000	1,307,357,000,000
Non-interest expenses
Salaries and employee benefits	1,109,824,000	1,254,767,000,000	1,230,966,000,000	1,182,170,000,000
Depreciation and amortization	223,890,000	253,130,000,000	281,594,000,000	339,834,000,000
Other administrative expenses	1,083,499,000	1,225,004,000,000	1,150,962,000,000	1,181,168,000,000
Fees and commissions	416,875,000	471,319,000,000	461,437,000,000	446,636,000,000
Other non-interest expenses	815,960,000	922,525,000,000	967,566,000,000	985,767,000,000
Total non-interest expenses	3,650,048,000	4,126,745,000,000	4,092,525,000,000	4,135,575,000,000
Net income before income tax expense	1,454,033,000	1,643,926,000,000	1,491,644,000,000	485,744,000,000
Income tax expense	367,176,000	415,129,000,000	379,689,000,000	357,857,000,000
Net income	1,086,857,000	1,228,797,000,000	1,111,955,000,000	127,887,000,000
Less: Net income (loss) attributable to the noncontrolling interest	(46,815,000)	(52,929,000,000)	(22,612,000,000)	(22,418,000,000)
Net income attributable to stockholders	1,133,672,000	1,281,726,000,000	1,134,567,000,000	150,305,000,000
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(5,673,000)	(6,414,000,000)	(32,588,000,000)	206,000,000
Net unrealized losses on investment securities	(7,733,000)	(8,743,000,000)	(125,713,000,000)	(139,083,000,000)
Total other comprehensive loss, net of tax	(13,406,000)	(15,157,000,000)	(158,301,000,000)	(138,877,000,000)
Comprehensive income (loss)	1,073,451,000	1,213,640,000,000	953,654,000,000	(10,990,000,000)
Less: Comprehensive loss attributable to the noncontrolling interest	(57,892,000)	(65,453,000,000)	(19,936,000,000)	(20,635,000,000)
Comprehensive income attributable to stockholders	$ 1,131,343,000	1,279,093,000,000	973,590,000,000	9,645,000,000
Earnings per common share
Basic:	$ 1.41	1,590.00	1,408.00	187.00
Diluted:	$ 1.41	1,590.00	1,408.00	187.00
Weighted average basic common shares outstanding (in thousands)	806,013	806,013	806,013	805,927
Weighted average diluted common shares outstanding (in thousands)	806,013	806,013	806,013	805,927